UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	62,357,335


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
            December 31, 2009


<c>NAME OF ISSUER                         <c>TITLE OF CL<c>CUSIP      <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING
FHLB                                      Fixed Income  3133XLDK6          409    400,000           Sole             -        Sole
6.000% Due 06-14-17
FHLB                                      Fixed Income  3133XQCE0          302    300,000           Sole             -        Sole
4.500% Due 03-26-15
FHLB                                      Fixed Income  3133XQCH3          205    200,000           Sole             -        Sole
5.000% Due 03-28-18
FHLB                                      Fixed Income  3133XQF64          504    500,000           Sole             -        Sole
4.450% Due 03-26-15
FHLB                                      Fixed Income  3133XT5V4          247    250,000           Sole             -        Sole
4.500% Due 02-25-19
FHLMC                                     Fixed Income  3128X5B72          603    600,000           Sole             -        Sole
6.000% Due 02-16-22
FHLMC, steps to 4% in 2011, 6%            Fixed Income  3133F23L7          200    200,000           Sole             -        Sole
2.500% Due 02-15-15
FNMA                                      Fixed Income  31359MGT4          236    225,000           Sole             -        Sole
6.250% Due 02-01-11
FNMA                                      Fixed Income  31359MNU3          669    625,000           Sole             -        Sole
5.250% Due 08-01-12
FNMA                                      Fixed Income  3135A05V7          204    200,000           Sole             -        Sole
5.650% Due 10-05-22
FNMA                                      Fixed Income  3136FJNH0          289    300,000           Sole             -        Sole
4.000% Due 11-05-19
FNMA - Step                               Fixed Income  3136FH7E9          401    400,000           Sole             -        Sole
2.250% Due 09-10-14
FNMA, Steps 1% annually                   Fixed Income  3136FJXJ5          295    300,000           Sole             -        Sole
2.250% Due 12-23-24
FNMA, steps to 3% 12/10, 4% 12            Fixed Income  3136FJB42          492    500,000           Sole             -        Sole
2.000% Due 12-30-19
Doral Bank                                Fixed Income  25811LNL9          500    500,000           Sole             -        Sole
0.900% Due 09-07-10
Harris Bank - Steps to 3.5% in            Fixed Income  41456TDV8          250    250,000           Sole             -        Sole
3.000% Due 09-16-19
GMAC                                      Fixed Income  3704A0E73          314    390,000           Sole             -        Sole
8.650% Due 08-15-15
JP Morgan                                 Fixed Income  46625HBA7          217    210,000           Sole             -        Sole
4.500% Due 11-15-10
Morgan Stanley                            Fixed Income  61744AAN0          708    700,000           Sole             -        Sole
4.250% Due 05-15-10
NY Telephone Co.                          Fixed Income  650094CD           277    277,000           Sole             -        Sole
6.120% Due 01-15-10
East Point GA                             Fixed Income  274501DN2          219    250,000           Sole             -        Sole
0.000% Due 02-01-13
Knoxville, TN Revenue                     Fixed Income  499746RH0          204    200,000           Sole             -        Sole
4.250% Due 07-01-10
Memphis TN Electric                       Fixed Income  586158KC0          328    315,000           Sole             -        Sole
5.000% Due 12-01-10
Memphis TN Electric                       Fixed Income  586158KW6          233    210,000           Sole             -        Sole
5.000% Due 12-01-12
Metro Nashville                           Fixed Income  5920132G0          265    255,000           Sole             -        Sole
4.500% Due 11-15-12
AT&T                                      Equities      00206r102          539     19,237           Sole             -        Sole
American Express                          Equities      025816109        2,172     53,595           Sole             -        Sole
Avery Dennison Corp.                      Equities      053611109          343      9,400           Sole             -        Sole
BB and T Corp                             Equities      054937107          409     16,135           Sole             -        Sole
Berkshire Hathaway                        Equities      084670207        2,244        683           Sole             -        Sole
Boston Scientific Corp                    Equities      101137107        2,480    275,507           Sole             -        Sole
Cemex                                     Equities      151290889        1,321    111,768           Sole             -        Sole
Coca-Cola                                 Equities      19126100           275      4,832           Sole             -        Sole
Comcast                                   Equities      20030n101        2,328    138,099           Sole             -        Sole
ConocoPhillips                            Equities      20825c104        1,100     21,537           Sole             -        Sole
Dell, Inc.                                Equities      24702r101        2,210    153,915           Sole             -        Sole
Exxon Mobil Corp.                         Equities      30231g102          662      9,715           Sole             -        Sole
General Electric                          Equities      369604103        2,092    138,266           Sole             -        Sole
Hudson City Bancorp Inc                   Equities      443683107        1,296     94,370           Sole             -        Sole
JP Morgan & Co                            Equities      46625h100        2,089     50,133           Sole             -        Sole
Johnson & Johnson                         Equities      478160104        2,962     45,980           Sole             -        Sole
Legg Mason Inc.                           Equities      524901105        1,258     41,720           Sole             -        Sole
Limited Brands Inc                        Equities      532716107        2,198    114,225           Sole             -        Sole
Lockheed Martin                           Equities      539830109          206      2,730           Sole             -        Sole
Microsoft                                 Equities      594918104        2,514     82,474           Sole             -        Sole
Pepsico Inc                               Equities      713448108          371      6,099           Sole             -        Sole
Pfizer Inc.                               Equities      717081103        1,964    107,993           Sole             -        Sole
Plum Creek Timber Co. REIT                Equities      729251108        1,278     33,845           Sole             -        Sole
ProShares UltraShort Barclays             Equities      74347r297        1,439     28,850           Sole             -        Sole
SPDR Gold Shares                          Equities      78463v107          261      2,430           Sole             -        Sole
Southern Co.                              Equities      842587107          373     11,185           Sole             -        Sole
Southwestern Energy Co.                   Equities      845467109          578     12,000           Sole             -        Sole
UnitedHealth Group                        Equities      91324p102        2,240     73,490           Sole             -        Sole
VCA Antech Inc                            Equities      918194101          246      9,880           Sole             -        Sole
Verizon Communications                    Equities      92343v104        1,230     37,117           Sole             -        Sole
Wal-Mart Stores                           Equities      931142103        2,279     42,633           Sole             -        Sole
Wells Fargo                               Equities      949746101          252      9,341           Sole             -        Sole
iPath DJ AIG Natural Gas TR Su            Equities      06739H644        1,733    121,340           Sole             -        Sole
United States Oil Fund                    Equities      91232n108         (255)    (6,500)          Sole             -        Sole
Amercian Fund Growth Fund                 Equities      399874106          285     10,413           Sole             -        Sole
American Funds Bond Fund of Am            Equities      097873103          544     46,124           Sole             -        Sole
American Funds New Perspective            Equities      648018406          201      7,852           Sole             -        Sole
Columbia Acorn Fund Class Z               Equities      197199409          516     24,515           Sole             -        Sole
Columbia Acorn Select Fund Z              Equities      197199854          237     10,137           Sole             -        Sole
Heartland Value Fund                      Equities      422352831          412     11,376           Sole             -        Sole
NB Partners Fund Inv Class                Equities      641224787          267     11,166           Sole             -        Sole
Vanguard PrimeCap Fund                    Fixed Income  921936100          297      4,997           Sole             -        Sole
Vanguard Windsor Fund                     Equities      922018106          211      5,239           Sole             -        Sole
Vanguard Long-Term Tax-Exempt             Equities      922907308          303     27,569           Sole             -        Sole
Baron Asset Fund                          Equities      068278100          571     12,359           Sole             -        Sole
Heartland Value Fund                      Equities      422359109          259      7,165           Sole             -        Sole
Legg Mason Value Trust                    Equities      524659109          253      5,971           Sole             -        Sole
Longleaf Partners Fund                    Equities      543069405          580     24,072           Sole             -        Sole
Olstein All Cap Value Fund                Equities      681383204          455     37,782           Sole             -        Sole
Schwab S&P 500 Index Fund                 Equities      808509855          481     27,728           Sole             -        Sole
Third Avenue Value Fund                   Equities      884116104     1,216.64     26,266           Sole             -        Sole
Vanguard Wellesley Income Fund            Other         921938106       225.64      4,890    		 Sole                       0Sole
Vanguard Windsor II Fund                  Equities      922018205       250.39     10,574     Sole                       0Sole
Weitz Value Portfolio                     Equities      94904p203       863.43     36,401     Sole                       0Sole
Oakmark International                     Equities      413838202       287.55     17,075     Sole                       0Sole
Oppenheimer Rochester Nat Muni            Other         683940308       384.40     54,294     Sole                       0Sole